Summary of Significant Accounting Policies (Gaming Investments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Regulatory Gaming Assets [Line Items]
Interest Costs Capitalized	$ 0.5	$ 0.1